Financial Instruments	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments	Financial Instruments
Fair Value of Financial Instruments
The Company measures the fair value of its financial assets and liabilities using level 1 and 2 inputs. The following table summarizes the Company’s financial assets and liabilities measured at fair value, as of December 31, 2025 and 2024:

	2025		2024
	Level 1	Level 2	Level 1	Level 2
Derivative financial instruments asset (See Note 7.2, Note 12.2)	Ps. 157	Ps. 1,725	Ps. 40	Ps. 5,259
Derivative financial instruments liability (See Note 24.2, Note 24.4)	476	3,674	335	2,085
Trust assets of labor obligations (See Note 15.6)	1,774	—	1,555	—

Impact of hedging on equity
Set out below is the reconciliation of each component of equity and the analysis of other comprehensive income:

	Foreign exchange forward contracts	Foreign currency option	Cross-currency swaps	Swap Lock contracts	Commodity price contracts	Total holders of the parent	Non-controlling interest	Total
As at December 31, 2023	Ps. (332)	Ps. —	Ps. (29)	Ps. —	Ps. (102)	Ps. (463)	Ps. (60)	Ps. (523)
Financial instruments – purchases	87	166	91	—	187	531	52	583
Change in fair value of financial instruments recognized in OCI	732	(43)	5,898	—	(282)	6,305	551	6,856
Amount reclassified from OCI to profit or loss	(98)	(38)	—	—	(2)	(138)	(52)	(190)
Foreign currency revaluation	—	—	(4,645)	—	—	(4,645)	(390)	(5,035)
Effects of changes in foreign exchange rates	28	—	(29)	—	(1)	(2)	(7)	(9)
Income tax effect	(232)	(28)	(412)	—	31	(641)	(52)	(693)
As at December 31, 2024	Ps. 185	Ps. 57	Ps. 874	Ps. —	Ps. (169)	Ps. 947	Ps. 42	Ps. 989
Financial instruments – purchases	(372)	(73)	(78)	14	28	(551)	(13)	(564)
Change in fair value of financial instruments recognized in OCI	(854)	(440)	(4,017)	—	(239)	(5,550)	(320)	(5,870)
Amount reclassified from OCI to profit or loss	318	304	—	(14)	217	895	32	927
Foreign currency revaluation	—	—	3,250	—	—	3,250	240	3,490
Effects of changes in foreign exchange rates and hyperinflationary economies effects	44	21	(79)	—	(42)	(55)	(4)	(59)
Income tax effect	267	59	278	—	12	616	21	637
As at December 31, 2025	Ps. (412)	Ps. (72)	Ps. 228	Ps. —	Ps. (193)	Ps. (448)	Ps. (2)	Ps. (450)
19.1 Forward agreements to purchase foreign currency
The Company enters into forward agreements to reduce its exposure to the risk of exchange rate fluctuations of the Mexican peso and other currencies.

The forward agreements have been designated as cash flow hedges and are recognized in the consolidated statement of financial position at their estimated fair value which is determined based on prevailing market exchange rates to terminate the contracts at the end of the period. Changes in the fair value of these forwards agreements are recorded as part of “cumulative other comprehensive income”. Net gain or loss on expired forward agreements is recognized as part of foreign exchange or cost of goods sold, depending on the nature of the hedge in the consolidated income statements.
Net changes in the fair value of forward agreements that do not meet the criteria for hedge accounting are recorded in the consolidated income statements under the caption “market value gain (loss) on financial instruments”.
At December 31, 2025, the Company had the following outstanding forward agreements to purchase foreign currency:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2026	Ps. 10,160	Ps. (648)	Ps. 32

At December 31, 2024, the Company had the following outstanding forward agreements to purchase foreign currency:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2025	Ps. 4,035	Ps. (72)	Ps. 310

19.2 Cross-currency swaps
The Company has cross-currency swaps contracts to reduce the risk of interest rate and exchange rate fluctuation in its debt denominated in USD. Cross-currency swaps are designated as hedge instruments when the Company changes the debt profile to the functional currency to reduce the exchange rate fluctuation risk.
The fair value is estimated using market prices that would apply to terminate the contracts at the end of the period. For accounting purposes, the cross-currency swaps are recorded as either, cash flow hedges or fair value hedges. The exchange rate fluctuations of the notional amount of those cross-currency swaps and the accrued interest are recorded in the consolidated income statements. The fair value changes excluding exchange rate fluctuation and accrued interest, when designated as cash flow hedges, are recorded in the consolidated statement of financial position in “cumulative other comprehensive income”. If the swaps are designated as fair value hedges the changes, are recorded in the consolidated income statements in “market value gain (loss) on financial instruments”.
At December 31, 2025, the Company had the following outstanding cross-currency swap agreements:

		Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2026	Ps. 5,541	Ps. (107)	Ps. 53
2027	8,085	(1,005)	113
2030	18,092	(550)	1,447
2032[2]	539	(30)	30
2035	1,797	(49)	—
2043[1]	—	—	38

At December 31, 2024, the Company had the following outstanding cross-currency swap agreements:

		Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2026	Ps. 6,251	Ps. —	Ps. 461
2027	9,121	(137)	433
2030	16,357	(68)	3,114
2032	608	—	53
2043[1]	—	—	641
[1] Consider in 2043 a forward starting cross-currency swap that starts in 2027.
[2] Consider in 2032 a forward starting cross-currency swap that starts in 2026.
19.3 Interest Rate swaps
The Company has entered into various interest rate swaps associated with its debt denominated in USD. These interest rate swaps are designated as fair value hedges and the fair value changes are recorded in the consolidated income statement in the “market value gain (loss) on financial instruments”. The Company has been applying fair value hedging to the hedged portion of the Senior Notes of US$705, which are linked to an interest rate swap. The hedging gain or loss adjusts the carrying amount of the hedged item and will be recognized in the consolidated income statements under “market value gain (loss) in financial instruments”. For the years ended on December 31, 2025, and 2024, the Company recorded in the consolidated income statements a loss of Ps. 544 and a gain of Ps. 383, respectively. As of December 31, 2025, and 2024 the carrying value of the Senior Note of US$705 is being reduced by an amount of Ps. 1,115 and Ps. 1,659 respectively, stemming from the impacts of fair value hedging.
At December 31, 2025, the Company had the following outstanding interest rate swap agreements:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2032	Ps. 8,983	Ps. (1,200)	Ps. —

At December 31, 2024, the Company had the following outstanding interest rate swap agreements:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2032	Ps. 10,134	Ps. (1,784)	Ps. —

19.4 Commodity price contracts
The Company has entered into various commodity price contracts to reduce its exposure to the risk of fluctuation in the costs of certain raw materials. The fair value is estimated based on the prevailing market conditions to terminate the contracts at the end of the period. These instruments are designated as cash flow hedges and the changes in their fair value are recorded as part of “cumulative other comprehensive income”.
The fair value of expired or sold commodity contracts is recorded in cost of goods sold with the hedged raw materials.
As of December 31, 2025, the Company had the following aluminum price contracts:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2026	Ps. 1,619	Ps. (9)	Ps. 156

As of December 31, 2025, the Company had the following sugar price contracts:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2026	Ps. 2,085	Ps. (321)	Ps. —
2027	Ps. 1,672	Ps. (146)	Ps. —

As of December 31, 2025, the Company had no outstanding Diesel price contracts

As of December 31, 2024, the Company had the following aluminum price contracts:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2025	Ps. 828	Ps. (2)	Ps. 33
As of December 31, 2024, the Company had the following sugar price contracts:

		Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2025	Ps. 3,108	Ps. (183)	Ps. 6
2026	2,214	(118)	—
2027	440	(27)	—

As of December 31, 2024, the Company had the following diesel price contracts:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2025	Ps. 22	Ps. —	Ps. —

As of December 31, 2024, the Company had the following PX + MEG price contracts:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2025	Ps. 72	Ps. (5)	Ps. —

19.5 Options to purchase foreign currency

The Company has executed collar strategies to reduce its exposure to the risk of exchange rate fluctuations. A collar is a strategy that combines call and put options, limiting the exposure to the risk of exchange rate fluctuations in a similar way as a forward agreement.

These instruments have been designated as cash flow hedges and are recognized in the consolidated statement of financial position at their estimated fair value which is determined based on prevailing market exchange rates to terminate the contracts at the end of the period. Throughout the term of the contract, changes in the fair value of these options are recorded as part of “cumulative other comprehensive income”. Net gain/(loss) on expired contracts including the net premium paid, is recognized as part of cost of goods sold when the hedged item is recorded in the consolidated income statements.

As of December 31, 2025, the Company had the following outstanding option agreements to purchase foreign currency:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2026	Ps. 1,377	Ps. (83)	Ps. 13
As of December 31, 2024, the Company had the following outstanding option agreements to purchase foreign currency:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2025	Ps. 3,701	Ps. (24)	Ps. 248

19.6 Net effects of expired contracts that met hedging criteria

Derivative	Impact in consolidated income statement - Gain (Loss)	2025	2024	2023
Cross currency swaps	Interest expense	Ps. —	Ps. —	Ps. (392)
Cross currency swaps	Foreign exchange	—	—	(747)
Swap Locks	Interest expense	14	—	—
Option to purchase foreign currency	Cost of good sold	305	39	—
Forward agreements to purchase foreign currency	Cost of good sold	406	136	(1,834)
Commodity Price contracts	Cost of good sold	231	(15)	430
19.7 Net effect of changes in fair value of derivative financial instruments that are designated as a Fair Value Hedge

Derivative	Impact in consolidated income statement	2025	2024	2023
Cross currency swaps and interest rate swaps	Market value gain on financial instruments	Ps. 185	Ps. 938	Ps. 141

19.8 Financial Risk management
The Company has exposure to the following financial risks:
•Market risk;
•Interest rate risk;
•Liquidity risk; and
•Credit risk
19.8.1 Market risk
The Company’s activities expose it primarily to the financial risks of changes in foreign currency exchange rates, interest rates and commodity prices. The Company enters into a variety of derivative financial instruments to manage its exposure to foreign currency risk, interest rates risk and commodity prices risk including:
•    Forward Agreements to Purchase Foreign Currency in order to reduce its exposure to the risk of exchange rate fluctuations.
•    Options to purchase foreign currency in order to reduce its exposure to the risk of exchange rate fluctuations.
•    Cross-Currency Swaps in order to reduce its exposure to the risk of exchange rate fluctuations and interest rate changes.
•    Commodity price contracts in order to reduce its exposure to the risk of fluctuation in the costs of certain raw materials.
The Company tracks the fair value (mark to market) of its derivative financial instruments and its possible changes using scenario analyses. The following disclosures provide a sensitivity analysis of the market risks, which the Company is exposed to as it relates to foreign exchange rates, interest rates and commodity prices, which it considers in its existing hedging strategy:

Forward agreements to purchase U.S. Dollar (MXN/USD)	Change in USD rate	Effect on equity	Profit and loss effect

2025	(9)%	Ps. (565)	Ps. —
2024	(13)%	(203)	—
2023	(11)%	(465)	—
Forward agreements to purchase U.S. Dollar (BRL/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2025	(10)%	Ps. (194)	Ps. —
2024	(13)%	(50)	—
2023	(12)%	(521)	—
Forward agreements to purchase U.S. Dollar (COP/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2025	(11)%	Ps. (91)	Ps. —
2024	(11)%	(34)	—
2023	(16)%	(225)	—
Forward agreements to purchase U.S. Dollar (ARS/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2025	(25)%	Ps. (40)	Ps. —
2024	(2)%	(11)	—
2023	(55)%	(140)	—
Forward agreements to purchase U.S. Dollar (UYU/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2025	(6)%	Ps. (25)	Ps. —
2024	(5)%	(13)	—
2023	(5)%	(20)	—
Forward agreements to purchase U.S. Dollar (CRC/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2025	(3)%	Ps. (10)	—
2024	(5)%	(14)	—
2023	(7)%	(15)	—
Cross currency swaps (USD to MXN)	Change in USD rate	Effect on equity	Profit and loss effect
2025	(9)%	Ps. (1,758)	Ps. —
2024	(13)%	(1,863)	—
2023	(11)%	(1,314)	—
Cross currency swaps (USD to BRL)	Change in USD rate	Effect on equity	Profit and loss effect
2025	(10)%	Ps. (1,209)	Ps. —
2024	(13)%	(2,396)	—
2023	(12)%	(1,683)	—
Cross currency swaps (USD to COP)	Change in USD rate	Effect on equity	Profit and loss effect
2025	(11)%	Ps. (7)	Ps. —
2024	—	—	—
2023	—	—	—
Sugar price contracts	Change on sugar Price	Effect on equity	Profit and loss effect
2025	(25)%	Ps. (809)	Ps. —
2024	(29)%	(1,578)	—
2023	(29)%	(765)	—
Aluminum price contracts	Change on Aluminum price	Effect on equity	Profit and loss effect
2025	(16)%	Ps. (248)	Ps. —
2024	(22)%	(189)	—
2023	(22)%	(147)	—
Options to purchase foreign currency (MXN to USD)	Change on USD rate	Effect on equity	Profit and loss effect
2025	(9)%	Ps. (168)	Ps. —
2024	(13)%	(136)	—

2023	—%	—	—
Options to purchase foreign currency (BRL to USD)	Change on USD rate	Effect on equity	Profit and loss effect
2025	—%	Ps. —	Ps. —
2024	(13)%	(119)	—
2023	—%	—	—
Options to purchase foreign currency (COP to USD)	Change on USD rate	Effect on equity	Profit and loss effect
2025	—%	Ps. —	Ps. —
2024	(11)%	(54)	—
2023	—%	—	—

19.8.2 Interest rate risk
Interest rate risk is the risk that the expected cash flows of a financial instrument will fluctuate because of changes in market interest rates.
The Company is exposed to interest rate risk because it and its subsidiaries borrow funds at both fixed and variable interest rates. The risk is managed by the Company by trying to maintain a mix between fixed and variable rate borrowings, and by the use of the different derivative financial instruments. In addition, the Company regularly evaluates its hedging activities according to its interest rate views and defined risk appetite, ensuring the most cost-effective hedging strategies are applied.
The following disclosures provide a sensitivity analysis of the interest rate risks considered reasonably possible for the following fiscal year, according with its existing floating rate borrowings and derivative financial floating rate instruments at the end of the reporting period:

Interest Rate Risk	Change in rate	Effect on profit or (loss)
2025	+100 bps	Ps. (211)
2024	+100 bps	(204)
2023	+100 bps	(187)
19.8.3 Liquidity risk
The Company’s principal source of liquidity has generally been cash generated from its operations. A significant majority of the Company’s sales are on a cash basis. The Company has traditionally been able to rely on cash generated from operations to fund its capital requirements and its capital expenditures. The Company’s working capital benefits from the fact that most of its sales are made on a cash basis, while it generally pays its suppliers on credit. In recent periods, the Company has mainly used cash generated from operations to fund business acquisitions. The Company has also used a combination of borrowings from Mexican and international banks and public debt issuances in the Mexican and international capital markets to fund business acquisitions.
Ultimate responsibility for liquidity risk management rests with the Company’s Finance Committee, which has established what it believes is an appropriate liquidity risk management framework for the evaluation of the Company’s short-, medium- and long-term funding and liquidity requirements. The Company manages liquidity risk by maintaining what it believes is adequate cash available reserves, and continuously monitoring forecasted and actual cash flows and by maintaining a conservative debt maturity profile.
The Company has access to credit from local and international banking institutions in order to face treasury needs. The Company has the highest rating for Mexican companies (AAA) given by independent rating agencies, allowing the Company to access capital markets in case it needs resources.
As part of the Company’s financing policy, management expects to continue financing its liquidity needs with cash from operations. Nonetheless, as a result of regulations in certain countries in which the Company operates, it may not be beneficial or, practicable to remit cash generated in local operations to fund cash requirements in other countries. In the event that cash from operations in such countries would not be enough to fund future working capital requirements and capital expenditures, management may decide, or be required, to fund cash requirements in such countries through local borrowings rather than remitting funds from another country. In the future management may finance the Company´s our working capital and capital expenditure needs with short-term or other borrowings.
The Company’s management continuously evaluates opportunities to pursue acquisitions or engage in strategic transactions. The Company would expect to finance any significant future transactions with a combination of cash from operations, long-term indebtedness and capital stock.
See Note 17 for a disclosure of the Company’s maturity dates associated with its non-current financial liabilities as of December 31, 2025.
The following table reflects all contractually fixed and variable payoffs for settlement, repayments and interest resulting from recognized financial liabilities. It includes expected net cash outflows and inflows from derivative financial liabilities (assets) that are in place as of December 31, 2025.
Such expected net cash outflows are determined based on each settlement date of an instrument. The amounts disclosed are net cash outflows for the respective upcoming fiscal years, based on the earliest date on which the Company could be required to pay. Cash outflows for financial liabilities without fixed amounts or timing are based on economic conditions (like interest rates and foreign exchange rates) existing on December 31, 2025.

(In millions of Ps)	2026	2027	2028	2029	2030	2031 and thereafter
Notes and bonds	Ps. 2,934	Ps. 8,497	Ps. 9,959	Ps. 5,494	Ps. 18,576	Ps. 29,308
Loans from banks	5,010	—	—	—	—	—
Derivatives financial liabilities (assets)	(914)	(1,038)	897	—	—	(1,213)
The Company generally makes payments associated with its financial liabilities with cash generated from its operations.
19.8.4 Credit risk
Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Company. The Company has adopted a policy of only dealing with creditworthy counterparties, where appropriate, as a means of mitigating the risk of financial loss from defaults. The Company only transacts with entities that are rated the equivalent of investment grade and above. This information is supplied by independent rating agencies where available and, if not available, the Company uses other publicly available financial information and its own trading records to rate its major customers. The Company’s exposure and the credit ratings of its counterparties are continuously monitored and the aggregate value of transactions is spread amongst approved counterparties.
The Company has a high receivable turnover, hence management believes credit risk is minimal due to the nature of its businesses, which have a large portion of their sales settled in cash. The Company’s maximum exposure to credit risk for the components of the consolidated statement of financial position on December 31, 2025 and 2024 is the carrying amounts (see Note 5).
The credit risk for liquid funds and derivative financial instruments is limited because the counterparties are highly rated banks as designated by international credit rating agencies.
The Company manages the credit risk related to its derivative portfolio by only entering into transactions with reputable and credit-worthy counterparties as well as by maintaining a Credit Support Annex (“CSA”) that establishes margin requirements. As of December 31, 2025 the Company concluded that the maximum exposure to credit risk related to derivative financial instruments is not significant given the high credit rating of its counterparties.

19.8.5 Excessive risk concentration

Concentrations arise when a number of counterparties are engaged in similar business activities, or activities in the same geographical region, or have economic features that would cause their ability to meet contractual obligations to be similarly affected by changes in economic, political or other conditions. Concentrations indicate the relative sensitivity of the Company’s performance to developments affecting a particular industry.

In order to avoid excessive concentrations of risk, the Company’s policies and procedures include specific guidelines to focus on the maintenance of a diversified portfolio. Identified concentrations of credit risks are controlled and managed accordingly. Selective hedging is used within the Company to manage risk concentrations at both the relationship and industry levels.

A substantial portion of the Company’s trade payables are included in the Company’s supplier finance arrangement and are, thus, with a single counterparty rather than individual suppliers. This results in the Company being required to settle a significant amount with a single counterparty, rather than less significant amounts with several counterparties. However, the Company’s payment terms for trade payables covered by the arrangement are identical to the payment terms for other trade payables, payment terms are normally settled by the Company from 30 to 60 day terms. Management does not consider the supplier finance arrangement to result in excessive concentrations of liquidity risk, and the arrangement has been established to ease the administrative burden of managing invoices from a significant number of suppliers, rather than to obtain financing.

The Company has established a supplier finance arrangement that is offered to some of the Company’s non strategic suppliers mainly in Mexico and Brazil. Participation in the arrangement is at the suppliers’ own discretion. Suppliers that participate in the supplier finance arrangement will receive early payment on invoices sent to the Company from the Company’s external finance provider. If suppliers choose to receive early payment, they pay a fee to the finance provider, to which the Company is not party. In order for the finance provider to pay the invoices, the goods must have been received or supplied and the invoices approved by the Company. Payments to suppliers ahead of the invoice due date are processed by the finance provider and, in all cases, the Company settles the original invoice by paying the finance provider in line with the original invoice maturity date described above. Payment terms with suppliers have not been renegotiated in conjunction with the arrangement. The Company provides no security to the finance provider.

All trade payables subject to the supplier finance arrangement, included in the table below, are recorded as suppliers as of December 31, 2025 and 2024 in the consolidated statement of financial position.

	2025	2024
Carrying amount of trade payables that are part of a supplier finance arrangement	Ps. 5,990	Ps. 6,577
Of which suppliers have received payment	Ps. 3,850	Ps. 3,458

There were no significant non-cash changes in the carrying amounts of the financial liabilities disclosed above.
19.9 Cash Flow hedges
The Company determines the existence of an economic relationship between the hedging instruments and the hedged items based on the currency, amount and timing of their respective cash flows. The Company evaluates whether the derivative designated in each hedging relationship is expected to be effective and that it has been effective to offset changes in the cash flows of the hedged item using the hypothetical derivative method.

In these hedging relationships, the main sources of ineffectiveness are:
•The effect of the credit risk of the counterparty and the Company on the fair value of foreign currency forward contracts, which is not reflected in the change in the fair value of the hedged cash flows; and
•Changes in the expected exposure amount.

As of December 31, 2025, the Company’s financial instruments used to hedge its exposure to foreign exchange rates, interest rates and commodity risks were as follows:

	Maturity
	1-6 months	6-12 months	More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Notional amount (in millions of pesos)	3,583	2,714	—
Average exchange rate MXN/USD	19.37	19.06	—
Notional amount (in millions of pesos)	1,446	617	—
Average exchange rate BRL/USD	6.00	5.86	—
Notional amount (in millions of pesos)	548	322	—
Average exchange rate COP/USD	4,214.17	4,107.59	—
Notional amount (in millions of pesos)	211	16	—
Average exchange rate ARS/USD	1,543.36	1,735.00	—
Notional amount (in millions of pesos)	296	119	—
Average exchange rate UYU/USD	43.95	41.14	—
Notional amount (in millions of pesos)	169	119	—
Average exchange rate CRC/USD	529.18	520.47	—
Foreign exchange currency swap contracts
Notional amount (in millions of pesos)	—	—	18,092
Average exchange rate MXN/USD	—	—	19.10
Notional amount (in millions of pesos)	3,144	1,348	10,421
Average exchange rate BRL/USD	5.39	5.30	4.95
Notional amount (in millions of pesos)	1,049	—	—
Average exchange rate COP/USD	3,550	—	—
Foreign exchange currency option contracts
Notional amount (in millions of pesos)	879	498	—
Average exchange rate MXN/USD	20.17	18.61	—
Interest rate swaps
Notional amount (in millions of pesos)	—	—	8,983
Average interest rate	—	—	0.16%
Commodities risk
Aluminum (in millions of pesos)	1,489	130	—
Average price (USD/Ton)	2,672.02	2,692.41	—
Sugar (in millions of pesos)	1,332	752	1,672
Average price (USD cent/Lb)	17.64	17.49	17.23

As of December 31, 2024, the Company’s financial instruments used to hedge its exposure to foreign exchange rates, interest rates and commodity risks were as follows:

	Maturity
	1-6 months	6-12 months	More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Notional amount (in millions of pesos)	1,451	126	—
Average exchange rate MXN/USD	18.79	20.71	—
Notional amount (in millions of pesos)	951	45	—
Average exchange rate BRL/USD	5.50	6.07	—
Notional amount (in millions of pesos)	275	22	—
Average exchange rate COP/USD	4,133.57	4,163.63	—
Notional amount (in millions of pesos)	517	60	—
Average exchange rate ARS/USD	1,197.76	1,286.00	—
Notional amount (in millions of pesos)	169	113	—
Average exchange rate UYU/USD	41.59	44.13	—
Notional amount (in millions of pesos)	240	152	—
Average exchange rate CRC/USD	531.13	540.05	—
Foreign exchange currency swap contracts
Notional amount (in millions of pesos)	—	—	14,330
Average exchange rate MXN/USD	—	—	19.37
Notional amount (in millions of pesos)	—	—	16,823
Average exchange rate BRL/USD	—	—	5.05
Notional amount (in millions of pesos)	—	—	1,184
Average exchange rate COP/USD	—	—	3,550.00
Foreign exchange currency option contracts
Notional amount (in millions of pesos)	568	1,127	—
Average exchange rate MXN/USD	19.55	20.61	—
Notional amount (in millions of pesos)	472	928	—
Average exchange rate BRL/USD	5.77	6.04	—
Notional amount (in millions of pesos)	307	299	—
Average exchange rate COP/USD	4,313.00	4,361.66	—
Interest rate risk
Interest rate swaps
Notional amount (in millions of pesos)	—	—	10,134
Average interest rate	—	—	0.16%
Commodities risk
Aluminum (in millions of pesos)	440	389	—
Average price (USD/Ton)	2,480.15	2,542.39	—
Diesel (in millions of pesos)	11	11	—
Average price (USD/Gallons)	2.14	2.14	—
PX+MEG (in millions of pesos)	72	—	—
Average price (USD /Ton)	950.00	—	—
Sugar (in millions of pesos)	3,476	1,500	787
Average price (USD cent/Lb)	19.38	19.14	17.94